Related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Time charter revenue Höegh Gallant		$ 143,531	$ 91,107	$ 57,465
Repayment of indemnifications received from Hoegh LNG		(1,534)	0	0
OPERATING EXPENSES
Vessel operating expenses		(23,791)	(16,080)	(9,679)
Financial (income) expense
Interest income from joint ventures and demand note		500	857	7,568
Interest expense and commitment fees		(30,085)	(25,178)	(17,770)
Total		59,190	41,377	41,279
Hoegh LNG and Subsidiaries [Member]
Revenues
Repayment of indemnifications received from Hoegh LNG	[1]	(2,496)	0	0
OPERATING EXPENSES
Vessel operating expenses	[2]	(21,124)	(13,416)	(6,505)
Hours, travel expenses and overhead	[3],[4]	(3,284)	(3,174)	(2,002)
Financial (income) expense
Interest income from joint ventures and demand note	[5]	370	827	7,568
Interest expense and commitment fees	[6]	(3,934)	(5,071)	(2,151)
Total		15,914	26,907	9,485
Hoegh Gallant [Member]
Revenues
Time charter revenue Höegh Gallant	[7]	$ 46,382	$ 47,741	$ 12,575

[1]	Time charter revenues indemnified by/ refunded to Höegh LNG: As described under “Indemnifications” below, the Partnership refunded to Höegh LNG certain previous indemnification payments in 2017.
[2]	Vessel operating expenses: Subsidiaries of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
[3]	Board of Directors’ fees: Effective May 22, 2017 and June 3, 2016, a total of 9,805 and 10,650 common units, respectively, of the Partnership were awarded to non-employee directors as compensation of $189 and $189, respectively, for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[4]	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
[5]	Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. For the year ended December 31, 2015, interest income also included interest on the $140 million demand note due from Höegh LNG until it was cancelled as part of the acquisition price of the Höegh Gallant as of October 1, 2015.
[6]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurs a commitment fee on the undrawn balance and interest expense on the drawn balance and a seller’s credit to finance part of the Höegh Gallant acquisition which incurred interest expense until it was repaid in October 2017.
[7]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.